United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/08

Date of Reporting Period:  Fiscal year ended 7/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

Established 1997

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

Year Ended July 31	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.88	$9.88	$9.90	$9.95	$9.95
Income From Investment Operations:
Net investment income	0.36	0.47	0.37	0.20	0.10
Net realized and unrealized gain (loss) on investments	(0.02)	(0.01)	(0.02)	(0.05)	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.46	0.35	0.15	0.10
Less Distributions:
Distribution from net investment income	(0.36)	(0.46)	(0.37)	(0.20)	(0.10)
Net Asset Value, End of Period	$9.86	$9.88	$9.88	$9.90	$9.95
Total Return [3]	3.51%	4.79%	3.64%	1.40%	0.78%

Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	3.24%	4.77%	3.79%	1.73%	0.76%
Expense waiver/reimbursement [4]	0.38%	0.42%	0.41%	0.35%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$111,860	$28,978	$3,173	$4,255	$10,241
Portfolio turnover	29%	37%	70%	38%	86%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,007.10	$3.49
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.38	$3.52

1 Expenses are equal to the Fund's annualized net expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2008 was 3.51%. The total return of the Merrill Lynch 6-Month Treasury Bill Index (the "Index") was 4.51% 1 for the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Index.

During the reporting period, the most significant factor affecting the fund's performance relative to the Index was the allocation of the portfolio among securities of similar types of issuers (referred to as "sectors").

MARKET OVERVIEW

The 12-month reporting period ended July 31, 2008 spanned a time of significant market turmoil, as persistent credit and liquidity challenges prompted 325 basis points of monetary policy easing from the Federal Reserve between September 2007 and the end of April 2008. The period was a particularly difficult one for the mortgage market. A decline in home prices unprecedented since the Great Depression caused all sectors of the mortgage-backed securities (MBS) market to suffer, beginning with loans backed by subprime (lower credit quality) borrowers and spreading to higher quality sectors of the MBS market.

1 The Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index tracking 6-month U.S. government securities. The Index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

SECTOR

As of July 31, 2008, approximately 46% of the portfolio holdings were in government agency MBS. Although a steeper yield curve gave these securities a larger yield advantage relative to traditional money market alternatives in the second half of the reporting period, greater interest rate and spread volatility, increased supply, concerns about FNMA and FHLMC, reduced buying from capital constrained banks, and the cheapening of other sectors of the bond market that compete for investors' funds (such as corporate bonds) all contributed to a challenging environment for government agency MBS. Even though the Fund owns only prime (highest credit quality) MBS guaranteed by government agencies, these securities also were negatively impacted by the housing recession, although to a far lesser extent than non-agency MBS. The price declines on MBS holdings within the fund offset the yield advantage gained from these holdings over the period. In addition, the Treasury bill market experienced a substantial flight-to-quality bid throughout much of the reporting period, which drove prices on these securities up. The fund does not typically hold short-term Treasury securities within the portfolio because of the lower yields offered on these security types. As a result, the persistently well-bid nature of this market relative to the fund's holdings also contributed to the relative underperformance of the fund over this period.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Government Ultrashort Duration Fund (Class A Shares) (the "Fund") from July 31, 1998 2 to July 31, 2008, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). 3

Average Annual Total Returns [4] for the Period Ended 7/31/2008
1 Year	1.46%
5 Years	2.40%
10 Years	2.93%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 2.00%.

1 Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 Class A Shares were first offered on March 6, 2003. For the period prior to the commencement of operations of the Class A Shares, the performance information is for the Fund's Institutional Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares.

3 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

4 Total returns quoted reflect all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	46.8%
U.S. Government Agency Securities	24.5%
Repurchase Agreements--Cash	30.0%
Other Assets and Liabilities--Net [2]	(1.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--27.6%
		Federal Home Loan Mortgage Corp. ARM-12.0%
$17,362,362		4.589%, 2/1/2034	$17,376,972
5,410,653		4.707%, 4/1/2038	5,420,130
665,583		5.089%, 5/1/2033	666,405
167,934		5.209%, 7/1/2033	169,019
6,036,391		5.445%, 8/1/2036	6,124,643
6,555,055		5.584%, 2/1/2036	6,636,987
881,064		5.590%, 5/1/2037	898,834
7,872,662		5.594%, 7/1/2036	7,987,996
1,796,653		5.596%, 3/1/2033	1,802,841
6,203,655		5.702%, 9/1/2036	6,236,674
15,026,867		5.788%, 4/1/2037	15,307,321
1,709,724		5.970%, 7/1/2030	1,702,026
1,417,958		6.132%, 1/1/2027	1,418,357
1,782,866		6.180%, 9/1/2025	1,791,568
		TOTAL	73,539,773
		Federal National Mortgage Association ARM-15.6%
921,527		3.630%, 9/1/2027	917,176
13,112,386		4.270%, 9/1/2034	13,118,070
18,646,399		4.500%, 5/1/2035	18,681,650
1,682,531		4.590%, 3/1/2033	1,700,491
10,525,104		4.690%, 7/1/2034	10,540,729
255,534		4.690%, 5/1/2040	256,687
1,707,036		4.690%, 5/1/2040	1,713,304
735,914		4.690%, 8/1/2040	740,659
359,571		5.060%, 6/1/2028	362,486
3,352,767		5.110%, 4/1/2033	3,394,531
1,425,533		5.380%, 5/1/2036	1,450,191
6,749,220		5.420%, 6/1/2036	6,810,202
9,989,607		5.420%, 6/1/2036	10,123,617
415,918		5.450%, 7/1/2033	418,070
229,937		5.710%, 8/1/2032	231,512
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--continued
		Federal National Mortgage Association ARM-continued
$3,080,609		5.780%, 2/1/2037	$3,144,475
17,279,592		5.810%, 1/1/2035	17,337,850
4,072,995		5.860%, 4/1/2024	4,072,032
262,562		6.150%, 2/1/2033	265,402
308,008		6.450%, 12/1/2032	309,207
		TOTAL	95,588,341
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $169,239,026)	169,128,114
		COLLATERALIZED MORTGAGE OBLIGATIONS--19.1%
		Federal Home Loan Mortgage Corp. REMIC-8.4%
8,955,929		Series 3028 FM, 2.708%, 9/15/2035	8,661,132
9,051,399		Series 2777 FK, 2.758%, 2/15/2033	8,809,708
9,776,390		Series 3085 VF, 2.778%, 12/15/2035	9,594,301
1,082,229		Series 2539 FK, 2.808%, 10/15/2016	1,078,305
5,761,424		Series 2571 FB, 2.808%, 2/15/2018	5,714,668
1,785,649		Series 2488 WF, 2.858%, 8/15/2017	1,773,626
10,148,063		Series 2812 LF, 2.858%, 6/15/2034	10,022,439
274,962		Series 2395 FT, 2.908%, 12/15/2031	272,694
1,190,988		Series 2359 FA, 2.958%, 2/15/2029	1,187,587
1,366,898		Series 2554 FW, 2.958%, 11/15/2029	1,363,774
235,487		Series 2444 FT, 2.988%, 9/15/2029	235,520
111,854		Series 2452 FG, 3.008%, 3/15/2032	111,242
1,473,392		Series 2396 FL, 3.058%, 12/15/2031	1,458,327
41,862		Series 1640 FA, 3.300%, 12/15/2008	41,882
420,878		Series 1611 JA, 3.375%, 8/15/2023	422,225
518,275		Series 1146 E, 3.550%, 9/15/2021	518,368
535,443		Series 2389 CD, 6.000%, 3/15/2016	542,983
		TOTAL	51,808,781
		Federal National Mortgage Association REMIC-10.3%
4,276,687		Series 2006-104 FC, 2.711%, 11/25/2036	4,178,789
2,922,022		Series 2003-17 WF, 2.761%, 7/25/2017	2,907,138
8,666,806		Series 2004-91 HF, 2.761%, 11/25/2034	8,396,159
3,131,119		Series 2003-20 FH, 2.811%, 10/25/2016	3,120,401
2,365,159		Series 2003-15 FW, 2.811%, 12/25/2016	2,356,505
1,008,474		Series 1998-22 FA, 2.856%, 4/18/2028	993,828
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association REMIC-continued
$1,798,868		Series 2003-26 QF, 2.861%, 10/25/2017	$1,786,827
10,204,865		Series 2003-35 FY, 2.861%, 5/25/2018	10,129,405
337,763		Series 2002-58 LF, 2.861%, 1/25/2029	337,462
381,676		Series 2001-34 FL, 2.961%, 8/25/2031	379,310
15,000,000		Series 2008-76 EF, 2.962%, 8/29/2023	14,967,150
531,268		Series 2001-68 FD, 2.961%, 12/25/2031	526,616
2,918,053		Series 2002-82 FK, 2.911%, 10/25/2031	2,889,701
1,383,783		Series 2002-74 FV, 2.911%, 11/25/2032	1,371,620
6,865,254		Series 2004-51 FO, 2.911%, 7/25/2034	6,783,451
100,279		Series 2002-39 FB, 3.006%, 3/18/2032	99,726
197,655		Series 1993-220 FA, 3.069%, 11/25/2013	197,743
1,221,064		Series 1993-62 FA, 4.118%, 4/25/2023	1,228,911
		TOTAL	62,650,742
		Government National Mortgage Association REMIC-0.4%
739,832		Series 2001-22 FG, 2.810%, 5/16/2031	732,887
751,108		Series 2001-21 FB, 2.860%, 1/16/2027	745,357
1,185,155		Series 1999-43 FA, 2.910%, 11/16/2029	1,174,135
		TOTAL	2,652,379
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $118,457,630)	117,111,902
		GOVERNMENT AGENCIES--24.5%
		Federal Farm Credit Bank System Floating Rate Note-0.8% [1]
5,000,000		2.360%, 1/11/2010	4,988,445
		Federal Home Loan Bank System Notes-5.6%
15,000,000		2.27% 4/14/2009	14,959,569
500,000		2.45% 4/21/2009	499,199
1,000,000		2.51% 4/24/2009	998,774
1,000,000		2.65% 6/04/2009	999,031
2,500,000		2.80% 2/06/2009	2,500,283
500,000		4.25%, 5/15/2009	505,801
2,000,000		4.59% 10/17/2008	2,009,652
1,000,000		5.125% 8/08/2008	1,000,553
10,670,000		5.375% 5/15/2009	10,889,279
		TOTAL	34,362,141
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
		Federal Home Loan Bank System Discount Note-4.8% [2]
$30,000,000		2.335%, 10/15/2008	$29,869,953
		Federal Home Loan Bank Floating Rate Notes-5.0% [1]
2,000,000		2.120%, 1/28/2009	1,999,998
3,000,000		2.380%, 12/28/2009	3,014,915
1,000,000		2.599%, 2/18/2009	1,000,844
3,000,000		2.498%, 2/23/2009	3,000,518
4,000,000		2.548%, 3/05/2009	4,000,688
2,500,000		2.519%, 5/18/2009	2,500,893
2,000,000		2.515%, 5/20/2009	2,000,685
5,000,000		2.485%, 5/20/2009	5,001,313
1,000,000		2.621%, 7/07/2009	1,000,307
2,000,000		2.373%, 7/17/2009	2,000,813
5,000,000		2.589%, 8/15/2008	4,998,394
		TOTAL	30,519,368
		Federal Home Loan Mortgage Corp. Notes-1.0%
1,000,000		2.426%, 9/18/2009	1,000,562
5,000,000		3.625%, 9/15/2008	5,007,872
		TOTAL	6,008,434
		Federal Home Loan Mortgage Corp. Discount Note-1.8% [2]
11,195,000		2.461%, 9/29/2008	11,156,956
		Federal National Mortgage Association Notes-3.2%
10,000,000		2.696%, 2/2/2009	9,864,419
2,000,000		2.270%, 9/3/2009	1,999,983
8,000,000		2.330%, 12/30/2009	7,999,935
		TOTAL	19,864,337
		Federal National Mortgage Association Discount Notes-2.3%
10,000,000		2.375%, 10/20/2008	9,953,720
4,000,000		2.422%, 11/24/2008	3,972,907
		TOTAL	13,926,627
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $150,610,330)	150,696,261
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal National Mortgage Association-0.1%
69,412		7.500%, 30 Year, 1/1/2032	73,853
821,252		7.500%, 30 Year, 8/1/2032	873,276
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $947,722)	947,129
Principal Amount			Value
		REPURCHASE AGREEMENTS--30.0%
$7,000,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	$7,000,000
17,000,000		Interest in $301,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $301,018,394 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity of 7/1/2038 and the market value of the underlying security was $307,038,763.	17,000,000
17,000,000		Interest in $300,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which Calyon Securities will repurchase securities provided as collateral for $300,018,417 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $309,018,969.	17,000,000
17,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $2,554,149,506.	17,000,000
15,000,000	[3]	Interest in $960,000,000 joint repurchase agreement 2.20%, dated 7/1/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $961,760,000 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $990,555,615.	15,000,000
17,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $2,563,180,529.	17,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $500,030,556 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2037 and the market value of those underlying securities was $514,812,052.	10,000,000
16,109,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	16,109,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$17,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $2,550,000,881.	$17,000,000
17,000,000		Interest in $621,754,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $621,791,996 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2040 and the market value of those underlying securities was $640,407,827.	17,000,000
17,000,000		Interest in $350,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $350,021,389 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $357,817,608.	17,000,000
17,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,122,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,050,683,810.	17,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	184,109,000
		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $623,363,708) [4]	621,992,406
		OTHER ASSETS AND LIABILITIES - NET--(1.3)% [5]	(7,782,322)
		TOTAL NET ASSETS--100%	$614,210,084

1 Represents the current interest rate for the floating security.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Investments in securities	$437,883,406
Investments in repurchase agreements	184,109,000
Total investments in securities, at value (identified cost $623,363,708)		$621,992,406
Cash		710
Income receivable		2,520,048
Receivable for shares sold		9,372,234
TOTAL ASSETS		633,885,398
Liabilities:
Payable for investments purchased	16,043,423
Payable for shares redeemed	3,258,918
Income distribution payable	278,275
Payable for distribution services fee (Note 5)	19,250
Payable for shareholder services fee (Note 5)	38,466
Accrued expenses	36,982
TOTAL LIABILITIES		19,675,314
Net assets for 62,318,869 shares outstanding		$614,210,084
Net Assets Consist of:
Paid-in capital		$619,214,671
Net unrealized depreciation of investments		(1,371,302)
Accumulated net realized loss on investments		(3,656,064)
Undistributed net investment income		22,779
TOTAL NET ASSETS		$614,210,084
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$205,841,646 ÷ 20,884,816 shares outstanding, no par value, unlimited shares authorized		$9.86
Institutional Service Shares:
$296,508,704 ÷ 30,084,617 shares outstanding, no par value, unlimited shares authorized		$9.86
Class A Shares:
$111,859,734 ÷ 11,349,436 shares outstanding, no par value, unlimited shares authorized		$9.86
Offering price per share (100/98.00 of $9.86) [1]		$10.06
Redemption proceeds per share		$9.86

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$13,586,768
Expenses:
Investment adviser fee (Note 5)		$1,284,206
Administrative personnel and services fee (Note 5)		251,487
Custodian fees		20,553
Transfer and dividend disbursing agent fees and expenses		52,247
Directors'/Trustees' fees		4,749
Auditing fees		21,000
Legal fees		16,385
Portfolio accounting fees		96,939
Distribution services fee--Class A Shares (Note 5)		163,289
Shareholder services fee--Institutional Service Shares (Note 5)		54,661
Shareholder services fee--Class A Shares (Note 5)		157,343
Account administration fee--Institutional Service Shares		874
Share registration costs		83,323
Printing and postage		30,014
Insurance premiums		5,571
Miscellaneous		24,464
TOTAL EXPENSES		2,267,105
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(1,065,661)
Waiver of administrative personnel and services fee	(6,976)
Waiver of distribution services fee--Class A Shares	(29,090)
Reimbursement of shareholder services fee--Class A Shares	(480)
Reimbursement of shareholder services fee--Institutional Service Shares	(1,841)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,104,048)
Net expenses			1,163,057
Net investment income			12,423,711
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			9,343
Net change in unrealized depreciation of investments			(1,123,773)
Net realized and unrealized loss on investments			(1,114,430)
Change in net assets resulting from operations			$11,309,281

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,423,711	$11,897,720
Net realized gain on investments	9,343	1,208
Net change in unrealized appreciation/depreciation of investments	(1,123,773)	114,922
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,309,281	12,013,850
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,320,390)	(9,214,505)
Institutional Service Shares	(1,975,666)	(2,099,511)
Class A Shares	(2,094,721)	(589,916)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,390,777)	(11,903,932)
Share Transactions:
Proceeds from sale of shares	734,239,063	158,206,327
Net asset value of shares issued to shareholders in payment of distributions declared	7,291,673	5,846,498
Cost of shares redeemed	(359,480,770)	(156,012,980)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	382,049,966	8,039,845
Change in net assets	380,968,470	8,149,763
Net Assets:
Beginning of period	233,241,614	225,091,851
End of period (including undistributed (distributions in excess of) net investment income of $22,779 and $(10,155), respectively)	$614,210,084	$233,241,614

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Financial Highlights of the Institutional Shares and Institutional Service Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services, shareholder services and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	29,762,153	$294,131,162	12,315,439	$121,796,218
Shares issued to shareholders in payment of distributions declared	342,978	3,391,367	336,711	3,330,858
Shares redeemed	(26,116,260)	(258,397,399)	(13,594,206)	(134,454,918)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,988,871	$39,125,130	(942,056)	$(9,327,842)

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	27,635,920	$272,721,944	368,700	$3,645,597
Shares issued to shareholders in payment of distributions declared	190,470	1,881,922	197,801	1,956,570
Shares redeemed	(1,514,384)	(14,950,094)	(1,421,325)	(14,064,247)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	26,312,006	$259,653,772	(854,824)	$(8,462,080)

Year Ended July 31	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,928,033	$167,385,957	3,312,051	$32,764,512
Shares issued to shareholders in payment of distributions declared	204,170	2,018,384	56,525	559,070
Shares redeemed	(8,714,852)	(86,133,277)	(757,702)	(7,493,815)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,417,351	$83,271,064	2,610,874	$25,829,767
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	38,718,228	$382,049,966	813,994	$8,039,845

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards.

For the year ended July 31, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(1,338,546)	$1,338,546

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$12,390,777	$11,903,932

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$22,779
Net unrealized depreciation	$(1,371,302)
Capital loss carryforwards	$(3,656,064)

At July 31, 2008, the cost of investments for federal tax purposes was $623,363,708. The net unrealized depreciation of investments for federal tax purposes was $1,371,302. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $813,649 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,184,951.

At July 31, 2008, the Fund had a capital loss carryforward of $3,656,064 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 413,894
2012	$1,673,239
2013	$ 333,472
2014	$ 515,204
2015	$ 720,255

The Fund used capital loss carryforwards of $8,791 to offset taxable capital gains realized during the year ended July 31, 2008. Additionally, capital loss carryforwards of $1,338,546 expired during the year ended July 31, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the Adviser voluntarily waived $1,065,661 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,976 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.05%
Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, FSC voluntarily waived $29,090 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2008, FSC retained $68,189 of fees paid by the Fund. For the year ended July 31, 2008, the Fund's Institutional Service Shares did not incur a distribution services fee. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Institutional Service Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, FSSC voluntarily reimbursed $2,321 of shareholder services fees. For the year ended July 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee. On November 15, 2007, the Fund's Trustees approved an amendment to the shareholder services agreement to reduce the shareholder services fee for the Fund's Institutional Shares from up to 0.25% to 0.00%. The amendment to the shareholder services agreement became effective for the Fund's Institutional Shares on March 31, 2008.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.25%, 0.35% and 0.70%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended July 31, 2008, were as follows:

Purchases	$14,997,656
Sales	$--

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT DURATION FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Ultrashort Duration Fund (the "Fund") (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of Federated Institutional Trust, at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 17, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and TRUSTEE Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: June 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Principal Occupations : Mark E. Durbiano Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Evaluation and Approval of Advisory
Contract-May 2008

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-y800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B706

28968 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period) 1

Year Ended July 31	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.88	$9.88	$9.90	$9.95	$9.95
Income From Investment Operations:
Net investment income	0.41	0.51	0.42	0.25	0.10
Net realized and unrealized gain (loss) on investments	(0.02)	0.00 [2]	(0.02)	(0.05)	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.39	0.51	0.40	0.20	0.10
Less Distributions:
Distributions from net investment income	(0.41)	(0.51)	(0.42)	(0.25)	(0.10)
Net Asset Value, End of Period	$9.86	$9.88	$9.88	$9.90	$9.95
Total Return [3]	3.98%	5.26%	4.11%	1.85%	1.24%

Ratios to Average Net Assets:
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	4.16%	5.13%	4.17%	2.23%	1.21%
Expense waiver/reimbursement [4]	0.34%	0.38%	0.36%	0.30%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$205,842	$166,979	$176,206	$255,724	$556,072
Portfolio turnover	29%	37%	70%	38%	86%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period) 1

Year Ended July 31	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.88	$9.88	$9.90	$9.95	$9.95
Income From Investment Operations:
Net investment income	0.40	0.50	0.42	0.25	0.10
Net realized and unrealized gain (loss) on investments	(0.02)	0.00 [2]	(0.03)	(0.10)	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.50	0.39	0.15	0.10
Less Distributions:
Distributions from net investment income	(0.40)	(0.50)	(0.41)	(0.20)	(0.10)
Net Asset Value, End of Period	$9.86	$9.88	$9.88	$9.90	$9.95
Total Return [3]	3.87%	5.16%	4.00%	1.75%	1.14%

Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.57%	5.03%	4.10%	1.92%	1.11%
Expense waiver/reimbursement [4]	0.33%	0.38%	0.47%	0.45%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$296,509	$37,284	$45,713	$62,302	$321,444
Portfolio turnover	29%	37%	70%	38%	86%

1 Per share data has been restated, as applicable, to reflect a 1-for-5 reverse share split that occurred at the close of business on September 23, 2005.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,009.30	$1.25
Institutional Service Shares	$1,000	$1,008.80	$1.75
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.62	$1.26
Institutional Service Shares	$1,000	$1,023.12	$1.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.25%
Institutional Service Shares	0.35%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2008 was 3.98% for Institutional Shares and 3.87% for Institutional Service Shares. The total return of the Merrill Lynch 6-Month Treasury Bill Index (the "Index") was 4.51% 1 for the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Index.

During the reporting period, the most significant factor affecting the fund's performance relative to the Index was the allocation of the portfolio among securities of similar types of issuers (referred to as "sectors").

MARKET OVERVIEW

The 12-month reporting period ended July 31, 2008 spanned a time of significant market turmoil, as persistent credit and liquidity challenges prompted 325 basis points of monetary policy easing from the Federal Reserve between September 2007 and the end of April 2008. The period was a particularly difficult one for the mortgage market. A decline in home prices unprecedented since the Great Depression caused all sectors of the mortgage-backed securities (MBS) market to suffer, beginning with loans backed by subprime (lower credit quality) borrowers and spreading to higher quality sectors of the MBS market.

1 The Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index tracking 6-month U.S. government securities. The Index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

SECTOR

As of July 31, 2008, approximately 46% of the portfolio holdings were in government agency MBS. Although a steeper yield curve gave these securities a larger yield advantage relative to traditional money market alternatives in the second half of the reporting period, greater interest rate and spread volatility, increased supply, concerns about FNMA and FHLMC, reduced buying from capital constrained banks, and the cheapening of other sectors of the bond market that compete for investors' funds (such as corporate bonds) all contributed to a challenging environment for government agency MBS. Even though the Fund owns only prime (highest credit quality) MBS guaranteed by government agencies, these securities also were negatively impacted by the housing recession, although to a far lesser extent than non-agency MBS. The price declines on MBS holdings within the fund offset the yield advantage gained from these holdings over the period. In addition, the Treasury bill market experienced a substantial flight-to-quality bid throughout much of the reporting period, which drove prices on these securities up. The fund does not typically hold short-term Treasury securities within the portfolio because of the lower yields offered on these security types. As a result, the persistently well-bid nature of this market relative to the fund's holdings also contributed to the relative underperformance of the fund over this period.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Government Ultrashort Duration Fund (Institutional Shares) (the "Fund") from July 31, 1998 to July 31, 2008, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). 2

Average Annual Total Returns for the Period Ended 7/31/2008
1 Year	3.98%
5 Years	3.28%
10 Years	3.75%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. The index is unmanaged, and, unlike the fund, is not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Government Ultrashort Duration Fund (Institutional Service Shares) (the "Fund") from September 30, 1999 (start of performance) to July 31, 2008, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). 2

Average Annual Total Returns for the Period Ended 7/31/2008
1 Year	3.87%
5 Years	3.17%
Start of Performance (9/30/1999)	3.54%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. The index is unmanaged, and, unlike the fund, is not affected by cashflows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	46.8%
U.S. Government Agency Securities	24.5%
Repurchase Agreements--Cash	30.0%
Other Assets and Liabilities--Net [2]	(1.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--27.6%
		Federal Home Loan Mortgage Corp. ARM-12.0%
$17,362,362		4.589%, 2/1/2034	$17,376,972
5,410,653		4.707%, 4/1/2038	5,420,130
665,583		5.089%, 5/1/2033	666,405
167,934		5.209%, 7/1/2033	169,019
6,036,391		5.445%, 8/1/2036	6,124,643
6,555,055		5.584%, 2/1/2036	6,636,987
881,064		5.590%, 5/1/2037	898,834
7,872,662		5.594%, 7/1/2036	7,987,996
1,796,653		5.596%, 3/1/2033	1,802,841
6,203,655		5.702%, 9/1/2036	6,236,674
15,026,867		5.788%, 4/1/2037	15,307,321
1,709,724		5.970%, 7/1/2030	1,702,026
1,417,958		6.132%, 1/1/2027	1,418,357
1,782,866		6.180%, 9/1/2025	1,791,568
		TOTAL	73,539,773
		Federal National Mortgage Association ARM-15.6%
921,527		3.630%, 9/1/2027	917,176
13,112,386		4.270%, 9/1/2034	13,118,070
18,646,399		4.500%, 5/1/2035	18,681,650
1,682,531		4.590%, 3/1/2033	1,700,491
10,525,104		4.690%, 7/1/2034	10,540,729
255,534		4.690%, 5/1/2040	256,687
1,707,036		4.690%, 5/1/2040	1,713,304
735,914		4.690%, 8/1/2040	740,659
359,571		5.060%, 6/1/2028	362,486
3,352,767		5.110%, 4/1/2033	3,394,531
1,425,533		5.380%, 5/1/2036	1,450,191
6,749,220		5.420%, 6/1/2036	6,810,202
9,989,607		5.420%, 6/1/2036	10,123,617
415,918		5.450%, 7/1/2033	418,070
229,937		5.710%, 8/1/2032	231,512
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--continued
		Federal National Mortgage Association ARM-continued
$3,080,609		5.780%, 2/1/2037	$3,144,475
17,279,592		5.810%, 1/1/2035	17,337,850
4,072,995		5.860%, 4/1/2024	4,072,032
262,562		6.150%, 2/1/2033	265,402
308,008		6.450%, 12/1/2032	309,207
		TOTAL	95,588,341
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $169,239,026)	169,128,114
		COLLATERALIZED MORTGAGE OBLIGATIONS--19.1%
		Federal Home Loan Mortgage Corp. REMIC-8.4%
8,955,929		Series 3028 FM, 2.708%, 9/15/2035	8,661,132
9,051,399		Series 2777 FK, 2.758%, 2/15/2033	8,809,708
9,776,390		Series 3085 VF, 2.778%, 12/15/2035	9,594,301
1,082,229		Series 2539 FK, 2.808%, 10/15/2016	1,078,305
5,761,424		Series 2571 FB, 2.808%, 2/15/2018	5,714,668
1,785,649		Series 2488 WF, 2.858%, 8/15/2017	1,773,626
10,148,063		Series 2812 LF, 2.858%, 6/15/2034	10,022,439
274,962		Series 2395 FT, 2.908%, 12/15/2031	272,694
1,190,988		Series 2359 FA, 2.958%, 2/15/2029	1,187,587
1,366,898		Series 2554 FW, 2.958%, 11/15/2029	1,363,774
235,487		Series 2444 FT, 2.988%, 9/15/2029	235,520
111,854		Series 2452 FG, 3.008%, 3/15/2032	111,242
1,473,392		Series 2396 FL, 3.058%, 12/15/2031	1,458,327
41,862		Series 1640 FA, 3.300%, 12/15/2008	41,882
420,878		Series 1611 JA, 3.375%, 8/15/2023	422,225
518,275		Series 1146 E, 3.550%, 9/15/2021	518,368
535,443		Series 2389 CD, 6.000%, 3/15/2016	542,983
		TOTAL	51,808,781
		Federal National Mortgage Association REMIC-10.3%
4,276,687		Series 2006-104 FC, 2.711%, 11/25/2036	4,178,789
2,922,022		Series 2003-17 WF, 2.761%, 7/25/2017	2,907,138
8,666,806		Series 2004-91 HF, 2.761%, 11/25/2034	8,396,159
3,131,119		Series 2003-20 FH, 2.811%, 10/25/2016	3,120,401
2,365,159		Series 2003-15 FW, 2.811%, 12/25/2016	2,356,505
1,008,474		Series 1998-22 FA, 2.856%, 4/18/2028	993,828
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association REMIC-continued
$1,798,868		Series 2003-26 QF, 2.861%, 10/25/2017	$1,786,827
10,204,865		Series 2003-35 FY, 2.861%, 5/25/2018	10,129,405
337,763		Series 2002-58 LF, 2.861%, 1/25/2029	337,462
381,676		Series 2001-34 FL, 2.961%, 8/25/2031	379,310
15,000,000		Series 2008-76 EF, 2.962%, 8/29/2023	14,967,150
531,268		Series 2001-68 FD, 2.961%, 12/25/2031	526,616
2,918,053		Series 2002-82 FK, 2.911%, 10/25/2031	2,889,701
1,383,783		Series 2002-74 FV, 2.911%, 11/25/2032	1,371,620
6,865,254		Series 2004-51 FO, 2.911%, 7/25/2034	6,783,451
100,279		Series 2002-39 FB, 3.006%, 3/18/2032	99,726
197,655		Series 1993-220 FA, 3.069%, 11/25/2013	197,743
1,221,064		Series 1993-62 FA, 4.118%, 4/25/2023	1,228,911
		TOTAL	62,650,742
		Government National Mortgage Association REMIC-0.4%
739,832		Series 2001-22 FG, 2.810%, 5/16/2031	732,887
751,108		Series 2001-21 FB, 2.860%, 1/16/2027	745,357
1,185,155		Series 1999-43 FA, 2.910%, 11/16/2029	1,174,135
		TOTAL	2,652,379
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $118,457,630)	117,111,902
		GOVERNMENT AGENCIES--24.5%
		Federal Farm Credit Bank System Floating Rate Note-0.8% [1]
5,000,000		2.360%, 1/11/2010	4,988,445
		Federal Home Loan Bank System Notes-5.6%
15,000,000		2.27% 4/14/2009	14,959,569
500,000		2.45% 4/21/2009	499,199
1,000,000		2.51% 4/24/2009	998,774
1,000,000		2.65% 6/04/2009	999,031
2,500,000		2.80% 2/06/2009	2,500,283
500,000		4.25%, 5/15/2009	505,801
2,000,000		4.59% 10/17/2008	2,009,652
1,000,000		5.125% 8/08/2008	1,000,553
10,670,000		5.375% 5/15/2009	10,889,279
		TOTAL	34,362,141
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
		Federal Home Loan Bank System Discount Note-4.8% [2]
$30,000,000		2.335%, 10/15/2008	$29,869,953
		Federal Home Loan Bank Floating Rate Notes-5.0% [1]
2,000,000		2.120%, 1/28/2009	1,999,998
3,000,000		2.380%, 12/28/2009	3,014,915
1,000,000		2.599%, 2/18/2009	1,000,844
3,000,000		2.498%, 2/23/2009	3,000,518
4,000,000		2.548%, 3/05/2009	4,000,688
2,500,000		2.519%, 5/18/2009	2,500,893
2,000,000		2.515%, 5/20/2009	2,000,685
5,000,000		2.485%, 5/20/2009	5,001,313
1,000,000		2.621%, 7/07/2009	1,000,307
2,000,000		2.373%, 7/17/2009	2,000,813
5,000,000		2.589%, 8/15/2008	4,998,394
		TOTAL	30,519,368
		Federal Home Loan Mortgage Corp. Notes-1.0%
1,000,000		2.426%, 9/18/2009	1,000,562
5,000,000		3.625%, 9/15/2008	5,007,872
		TOTAL	6,008,434
		Federal Home Loan Mortgage Corp. Discount Note-1.8% [2]
11,195,000		2.461%, 9/29/2008	11,156,956
		Federal National Mortgage Association Notes-3.2%
10,000,000		2.696%, 2/2/2009	9,864,419
2,000,000		2.270%, 9/3/2009	1,999,983
8,000,000		2.330%, 12/30/2009	7,999,935
		TOTAL	19,864,337
		Federal National Mortgage Association Discount Notes-2.3%
10,000,000		2.375%, 10/20/2008	9,953,720
4,000,000		2.422%, 11/24/2008	3,972,907
		TOTAL	13,926,627
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $150,610,330)	150,696,261
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal National Mortgage Association-0.1%
69,412		7.500%, 30 Year, 1/1/2032	73,853
821,252		7.500%, 30 Year, 8/1/2032	873,276
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $947,722)	947,129
Principal Amount			Value
		REPURCHASE AGREEMENTS--30.0%
$7,000,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	$7,000,000
17,000,000		Interest in $301,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $301,018,394 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity of 7/1/2038 and the market value of the underlying security was $307,038,763.	17,000,000
17,000,000		Interest in $300,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which Calyon Securities will repurchase securities provided as collateral for $300,018,417 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $309,018,969.	17,000,000
17,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $2,554,149,506.	17,000,000
15,000,000	[3]	Interest in $960,000,000 joint repurchase agreement 2.20%, dated 7/1/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $961,760,000 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $990,555,615.	15,000,000
17,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $2,563,180,529.	17,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $500,030,556 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2037 and the market value of those underlying securities was $514,812,052.	10,000,000
16,109,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	16,109,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$17,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $2,550,000,881.	$17,000,000
17,000,000		Interest in $621,754,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $621,791,996 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2040 and the market value of those underlying securities was $640,407,827.	17,000,000
17,000,000		Interest in $350,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $350,021,389 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $357,817,608.	17,000,000
17,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,122,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,050,683,810.	17,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	184,109,000
		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $623,363,708) [4]	621,992,406
		OTHER ASSETS AND LIABILITIES - NET--(1.3)% [5]	(7,782,322)
		TOTAL NET ASSETS--100%	$614,210,084

1 Represents the current interest rate for the floating security.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Investments in securities	$437,883,406
Investments in repurchase agreements	184,109,000
Total investments in securities, at value (identified cost $623,363,708)		$621,992,406
Cash		710
Income receivable		2,520,048
Receivable for shares sold		9,372,234
TOTAL ASSETS		633,885,398
Liabilities:
Payable for investments purchased	16,043,423
Payable for shares redeemed	3,258,918
Income distribution payable	278,275
Payable for distribution services fee (Note 5)	19,250
Payable for shareholder services fee (Note 5)	38,466
Accrued expenses	36,982
TOTAL LIABILITIES		19,675,314
Net assets for 62,318,869 shares outstanding		$614,210,084
Net Assets Consist of:
Paid-in capital		$619,214,671
Net unrealized depreciation of investments		(1,371,302)
Accumulated net realized loss on investments		(3,656,064)
Undistributed net investment income		22,779
TOTAL NET ASSETS		$614,210,084
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$205,841,646 ÷ 20,884,816 shares outstanding, no par value, unlimited shares authorized		$9.86
Institutional Service Shares:
$296,508,704 ÷ 30,084,617 shares outstanding, no par value, unlimited shares authorized		$9.86
Class A Shares:
$111,859,734 ÷ 11,349,436 shares outstanding, no par value, unlimited shares authorized		$9.86
Offering price per share (100/98.00 of $9.86) [1]		$10.06
Redemption proceeds per share		$9.86

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$13,586,768
Expenses:
Investment adviser fee (Note 5)		$1,284,206
Administrative personnel and services fee (Note 5)		251,487
Custodian fees		20,553
Transfer and dividend disbursing agent fees and expenses		52,247
Directors'/Trustees' fees		4,749
Auditing fees		21,000
Legal fees		16,385
Portfolio accounting fees		96,939
Distribution services fee--Class A Shares (Note 5)		163,289
Shareholder services fee--Institutional Service Shares (Note 5)		54,661
Shareholder services fee--Class A Shares (Note 5)		157,343
Account administration fee--Institutional Service Shares		874
Share registration costs		83,323
Printing and postage		30,014
Insurance premiums		5,571
Miscellaneous		24,464
TOTAL EXPENSES		2,267,105
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(1,065,661)
Waiver of administrative personnel and services fee	(6,976)
Waiver of distribution services fee--Class A Shares	(29,090)
Reimbursement of shareholder services fee--Class A Shares	(480)
Reimbursement of shareholder services fee--Institutional Service Shares	(1,841)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,104,048)
Net expenses			1,163,057
Net investment income			12,423,711
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			9,343
Net change in unrealized depreciation of investments			(1,123,773)
Net realized and unrealized loss on investments			(1,114,430)
Change in net assets resulting from operations			$11,309,281

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,423,711	$11,897,720
Net realized gain on investments	9,343	1,208
Net change in unrealized appreciation/depreciation of investments	(1,123,773)	114,922
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,309,281	12,013,850
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,320,390)	(9,214,505)
Institutional Service Shares	(1,975,666)	(2,099,511)
Class A Shares	(2,094,721)	(589,916)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,390,777)	(11,903,932)
Share Transactions:
Proceeds from sale of shares	734,239,063	158,206,327
Net asset value of shares issued to shareholders in payment of distributions declared	7,291,673	5,846,498
Cost of shares redeemed	(359,480,770)	(156,012,980)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	382,049,966	8,039,845
Change in net assets	380,968,470	8,149,763
Net Assets:
Beginning of period	233,241,614	225,091,851
End of period (including undistributed (distributions in excess of) net investment income of $22,779 and $(10,155), respectively)	$614,210,084	$233,241,614

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Financial Highlights of the Class A Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services, shareholder services and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	29,762,153	$294,131,162	12,315,439	$121,796,218
Shares issued to shareholders in payment of distributions declared	342,978	3,391,367	336,711	3,330,858
Shares redeemed	(26,116,260)	(258,397,399)	(13,594,206)	(134,454,918)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,988,871	$39,125,130	(942,056)	$(9,327,842)

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	27,635,920	$272,721,944	368,700	$3,645,597
Shares issued to shareholders in payment of distributions declared	190,470	1,881,922	197,801	1,956,570
Shares redeemed	(1,514,384)	(14,950,094)	(1,421,325)	(14,064,247)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	26,312,006	$259,653,772	(854,824)	$(8,462,080)

Year Ended July 31	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,928,033	$167,385,957	3,312,051	$32,764,512
Shares issued to shareholders in payment of distributions declared	204,170	2,018,384	56,525	559,070
Shares redeemed	(8,714,852)	(86,133,277)	(757,702)	(7,493,815)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,417,351	$83,271,064	2,610,874	$25,829,767
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	38,718,228	$382,049,966	813,994	$8,039,845

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards.

For the year ended July 31, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(1,338,546)	$1,338,546

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$12,390,777	$11,903,932

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$22,779
Net unrealized depreciation	$(1,371,302)
Capital loss carryforwards	$(3,656,064)

At July 31, 2008, the cost of investments for federal tax purposes was $623,363,708. The net unrealized depreciation of investments for federal tax purposes was $1,371,302. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $813,649 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,184,951.

At July 31, 2008, the Fund had a capital loss carryforward of $3,656,064 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 413,894
2012	$1,673,239
2013	$ 333,472
2014	$ 515,204
2015	$ 720,255

The Fund used capital loss carryforwards of $8,791 to offset taxable capital gains realized during the year ended July 31, 2008. Additionally, capital loss carryforwards of $1,338,546 expired during the year ended July 31, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the Adviser voluntarily waived $1,065,661 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,976 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.05%
Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, FSC voluntarily waived $29,090 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2008, FSC retained $68,189 of fees paid by the Fund. For the year ended July 31, 2008, the Fund's Institutional Service Shares did not incur a distribution services fee. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Institutional Service Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, FSSC voluntarily reimbursed $2,321 of shareholder services fees. For the year ended July 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee. On November 15, 2007, the Fund's Trustees approved an amendment to the shareholder services agreement to reduce the shareholder services fee for the Fund's Institutional Shares from up to 0.25% to 0.00%. The amendment to the shareholder services agreement became effective for the Fund's Institutional Shares on March 31, 2008.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.25%, 0.35% and 0.70%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended July 31, 2008, were as follows:

Purchases	$14,997,656
Sales	$--

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT DURATION FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Ultrashort Duration Fund (the "Fund") (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of Federated Institutional Trust, at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 17, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and TRUSTEE Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: June 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Principal Occupations : Mark E. Durbiano Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Evaluation and Approval of Advisory
Contract-May 2008

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B888
Cusip 31420B805

G00352-03 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas G. Bigley, Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $70,500

Fiscal year ended 2007 - $66,500

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $9,858 and $0 respectively.  Fiscal year ended 2008- Discussion related to accounting for swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2008 - $175,154

Fiscal year ended 2007 - $151,233

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	September 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	September 22, 2008